Investments - Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments
Net unrealized gains (losses) on fixed maturities, available-for-sale	$ (6,150.9)	$ (5,128.4)	$ (7,552.6)
Net unrealized gains (losses) on derivative instruments	51.1	(1.6)	50.7
Adjustments for assumed changes in amortization patterns	(0.7)	(5.2)	(1.8)
Adjustments for assumed changes in policyholder liabilities	12.1	1.4	0.5
Net unrealized gains (losses) other investments and noncontrolling interest adjustments	2.9	2.9	2.9
Provision for deferred income tax benefits (taxes)	1,296.9	1,099.6	1,601.5
Net unrealized gains (losses) on available-for-sale securities and derivative instruments	$ (4,788.6)	$ (4,031.3)	$ (5,898.8)